Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Balances with Related parties

Balances with related parties during the period as follows.

Name of party	Relationship
Egor Romanyuk	Majority Shareholder of the Company
Fareed Aljawhari	Director of the company and shareholder
Rajesh Venkataraman	Shareholder of the Company
Fares Abu Baker	Shareholder of the Company
Diamond Developers	Owned by Fares Abu Baker (shareholder)
Art Alexander Balikin	Shareholder of the Company

Balances with related parties during the period as follows.

Name of party	Relationship
Egor Romanyuk	Majority Shareholder of the Company
Fareed Aljawhari	Director of the company and shareholder
Rajesh Venkataraman	Shareholder of the Company

Schedule of Due to Related Parties	Due to related parties
	June 30, 2025		December 31, 2024
	USD	AED	AED
Mr. Egor Romanyuk	-	-	9,715,566
Mr. Fareed Aljawhari	12,990	47,700	10,670,015
Mr. Rajesh Venkataraman	-	-	855,806
Mr.Fares Abu Baker	40,850	150,000	-
Diamond Developers	86,291	316,861	-
Art Alexander Balikin	30,000	110,160	-
	170,131	624,721	21,241,387
Due to related parties
	December 31, 2024		December 31, 2023
	USD	AED	AED
Mr. Egor Romanyuk	2,645,851	9,715,566	5,436,740
Mr. Fareed Aljawhary	2,905,778	10,670,015	-
Mr. Rajesh Venkataraman	233,063	855,806	-
	5,784,692	21,241,387	5,436,740

Schedule of Related Party Transactions

During the period ended June 30, 2025, and December 31, 2024, the Company entered into the following related party transactions:

			June 30, 2025			December 31, 2024
	Amount		Management	Total	Total	Management	Total
Date of Loan	(AED)	% (annual)	Fee (AED)	(AED)	(USD)	Fee (AED)	(AED)
May 1, 2023	3,968,987	20%	1,520,176	5,489,163	1,494,870	1,322,996	5,291,980
December 11, 2023	446,857	20%	116,305	563,162	153,367	94,417	541,274
December 25, 2023	365,300	20%	92,276	457,576	124,612	74,435	439,735
December 31, 2023	119,978	0%	-	119,978	32,674	-	119,978
May 18, 2024	175,025	20%	35,005	210,030	57,198	35,005	210,030
August 16, 2024	372,323	20%	74,465	446,788	121,674	74,465	446,788
September 30, 2024	219,527	20%	43,905	263,432	71,741	43,905	263,432
October 18, 2024	300,000	20%	60,000	360,000	98,039	60,000	360,000
October 28, 2024	150,000	20%	30,000	180,000	49,020	30,000	180,000
November 6, 2024	78,758	20%	15,752	94,510	25,738	15,752	94,510
November 8, 2024	78,758	20%	15,752	94,510	25,738	15,752	94,510
December 4, 2024	1,761,600	0%	-	1,761,600	479,739	-	1,761,600
Total	8,037,113		2,003,636	10,040,749	2,734,410	1,766,727	9,803,837
Repayments during 2024				(88,271)	(24,039)		(88,271)
Repayments during 2025				(9,952,478)	(2,710,371)		-
Net Balance				-	-		9,715,566

During the year ended December 31, 2024 and 2023, the Company entered into the following related party transactions:

			December 31, 2024			December 31, 2023
	Amount	%	Management	Total	Total	Management	Total
Date of Loan	(AED)	(annual)	Fee (AED)	(AED)	(USD)	Fee (AED)	(AED)
May 1, 2023	3,968,987	20%	1,322,996	5,291,980	1,441,170	529,198	4,498,185
December 11, 2023	446,857	20%	94,417	541,274	147,405	5,045	451,902
December 25, 2023	365,300	20%	74,435	439,735	119,754	1,375	366,675
December 31, 2023	119,978	0%	-	119,978	32,674	-	119,978
May 18, 2024	175,025	20%	35,005	210,030	57,198	-	-
August 16, 2024	372,323	20%	74,465	446,788	121,674	-	-
September 30, 2024	219,527	20%	43,905	263,432	71,741	-	-
October 18, 2024	300,000	20%	60,000	360,000	98,039	-	-
October 28, 2024	150,000	20%	30,000	180,000	49,020	-	-
November 6, 2024	78,758	20%	15,752	94,510	25,738	-	-
November 8, 2024	78,758	20%	15,752	94,510	25,738	-	-
December 4, 2024	1,761,600	0%	-	1,761,600	479,739	-	-
Total	8,037,113		1,766,727	9,803,837	2,669,890	535,618	5,436,740
Repayments during the year				(88,271)	(24,039)		-
Net Balance				9,715,566	2,645,851		5,436,740

Schedule of Related Party Transactions with Mr. Fareed Aljawhary

During the period ended June 30, 2025, and December 31, 2024, the Company entered into the following related party transactions with Mr. Fareed Aljawhari:

		Principal	Balance at June 30, 2025		Balance at December 31, 2024
		Amount	Total	Total	Total
	Commission	(AED)	(AED)	(USD)	(AED)
January 31, 2024	0%	2,000,000	-	-	475,201
February 29, 2024	0%	1,913,600	-	-	1,848,886
March 31, 2024	0%	1,180,000	-	-	1,140,095
April 30, 2024	0%	475,000	-	-	458,937
May 31, 2024	0%	2,500,000	-	-	2,415,455
July 31, 2024 - 1	0%	1,139,507	-	-	1,101,266
July 31, 2024 - 2	0%	146,120	-	-	141,216
October 26, 2024	0%	500,000	-	-	484,391
November 22, 2024	0%	793,797	-	-	762,984
December 11, 2024	0%	1,908,400	-	-	1,841,584
January 31, 2025	0%	950,000	47,700	12,990	-
		13,506,424	47,700	12,990	10,670,015

During the period ended December 31, 2024, the Company entered into the following related party transactions with Mr. Fareed Aljawhary:

			Balance at
		Principal	December 31, 2024
		Amount	Total	Total
	Commission	(AED)	(AED)	(USD)
January 31, 2024	0%	2,000,000	475,201	129,412
February 29, 2024	0%	1,913,600	1,848,886	503,509
March 31, 2024	0%	1,180,000	1,140,095	310,483
April 30, 2024	0%	475,000	458,937	124,983
May 31, 2024	0%	2,500,000	2,415,455	657,804
July 31, 2024 - 1	0%	1,139,507	1,101,266	299,909
July 31, 2024 - 2	0%	146,120	141,216	38,458
October 26, 2024	0%	500,000	484,391	131,915
November 22, 2024	0%	793,797	762,984	207,784
December 11, 2024	0%	1,908,400	1,841,584	501,521
		12,556,424	10,670,015	2,905,778

Schedule of Payable for Shares	Payable for shares
	June 30, 2025		December 31, 2024
	USD	AED	AED
Payable for ordinary share (note 2)	27,233	100,000	100,000
	27,233	100,000	100,000
Payable for shares
	December 31, 2024		December 31, 2023
	USD	AED	AED
Payable for ordinary share (note 2)	27,233	100,000	100,000
	27,233	100,000	100,000